Share Capital, Capital Reserve and Treasury Shares - Schedule of Common Stock Outstanding (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2023	Apr. 30, 2022	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amtd Assets [Member]
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired	30,875,576
Shares Acquired, Average Cost Per Share	$ 8.68
AMTD Digital [Member] | Immediate Holding Company [Member]
Class of Stock [Line Items]
Business combination percentage of voting interests acquired					82.70%
The Art Newspapet SA [Member]
Class of Stock [Line Items]
Business combination percentage of voting interests acquired				100.00%
Common Class A [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues				98,688,525	77,467,981
Stock repurchased during the period shares				0	0	0
Common Class A [Member] | Private Investors [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues		90,000,000			8,411,215
Shares issued price per share		$ 1.04
Common Class A [Member] | AMTD Digital [Member]
Class of Stock [Line Items]
Stock issued during the period shares acquisition of business					67,200,330
Common Class A [Member] | The Art Newspapet SA [Member]
Class of Stock [Line Items]
Business combination equity interests issued or issuable number of shares issued				8,688,525
Business combination equity interests issued or issuable value assigned				$ 5,607
Common Class B [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues				0	54,524,730
Stock repurchased during the period shares				4,773,270	36,923,963	69,144,673
Common Class B [Member] | Immediate Holding Company [Member]
Class of Stock [Line Items]
Stock repurchased during the period shares				40,000	320,603	642,055
Stock repurchased during the period value				$ 4,773,270	$ 36,923,963	$ 69,144,673
Common Class B [Member] | Private Investors [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues		3,271,028
Common Class B [Member] | AMTD Digital [Member]
Class of Stock [Line Items]
Stock issued during the period shares acquisition of business					51,253,702
Class A And Class B Common Stock [Member] | Private Investors [Member]
Class of Stock [Line Items]
Shares issued price per share		$ 4.28
Class A And Class B Common Stock [Member] | AMTD Digital [Member]
Class of Stock [Line Items]
Stock issued during the period shares acquisition of business					992,645
Convertible Debt [Member] | Common Class A [Member]
Class of Stock [Line Items]
Stock issued during the period shares acquisition of business			1,856,436		1,856,436
Debt instrument conversion price per share			$ 8.08